ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 3, 2024	Michelle Huynh T +1 617 235 4614 Michelle.huynh@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Income Strategy Fund
(File Nos. 333-274854, 811-21374)

Ladies and Gentlemen:

On behalf of PIMCO Income Strategy Fund, a Massachusetts business trust (the “Fund”), we are today filing via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

No registration fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (617) 235-4614 or to Adam Schlichtmann at (617) 951-7114. Thank you for your attention in this matter.

Sincerely,

/s/ Michelle Huynh
Michelle Huynh

cc:	Wu-Kwan Kit, Esq.

Tim Bekkers, Esq.

David C. Sullivan, Esq.

Adam Schlichtmann, Esq.